Derivative Financial Instruments (Derivatives Income Statement Location) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Product sales [Abstract]
Total revenue: derivative (loss) gain from product sales	$ (42)	$ 8
Purchased product costs [Abstract]
Total purchased product costs: derivative (loss) gain from product purchases	42	(8)
Product Sales [Member]
Product sales [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Realized Gain (Loss), Net	2	4
Derivative Instruments Not Designated as Hedging Instruments, Unrealized Gain (Loss), Net	(15)	(1)
Total revenue: derivative (loss) gain from product sales	(13)	3
Purchased product costs [Abstract]
Total purchased product costs: derivative (loss) gain from product purchases	13	(3)
Purchased product costs [Member]
Product sales [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Realized Gain (Loss), Net	(5)	0
Derivative Instruments Not Designated as Hedging Instruments, Unrealized Gain (Loss), Net	(22)	5
Total revenue: derivative (loss) gain from product sales	(27)	5
Purchased product costs [Abstract]
Total purchased product costs: derivative (loss) gain from product purchases	27	(5)
Cost of Sales [Member]
Product sales [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Realized Gain (Loss), Net	(3)	0
Derivative Instruments Not Designated as Hedging Instruments, Unrealized Gain (Loss), Net	1	0
Total revenue: derivative (loss) gain from product sales	(2)	0
Purchased product costs [Abstract]
Total purchased product costs: derivative (loss) gain from product purchases	$ 2	$ 0